Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Schedule of Condensed Balance Sheets [Line Items]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary Shares, share authorized (in Shares)	[1]	10,000,000	5,000,000
Ordinary Shares, share issued (in Shares)	[1]	821,300	220,000
Ordinary Shares, share outstanding (in Shares)	[1]	821,300	220,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).